Financial Instruments - Contractual Maturities for Non-derivative Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, book value	₩ 3,477,678	₩ 4,117,798
Borrowings, book value	21,063,657	22,704,998
Financial guarantee liabilities, book value	88,407	108,161
Other financial liabilities, book value	1,865,683	₩ 2,007,114
Non-derivative financial liabilities, book value	26,495,425
Trade accounts and notes payable, contractual cash flow	3,478,992
Borrowings, contractual cash flow	22,928,112
Financial guarantee liabilities, contractual cash flow	3,135,084
Other financial liabilities, contractual cash flow	1,874,667
Non-derivative financial liabilities, contractual cash flow	31,416,855
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	3,466,001
Borrowings, contractual cash flow	12,093,516
Financial guarantee liabilities, contractual cash flow	3,135,084
Other financial liabilities, contractual cash flow	1,721,004
Non-derivative financial liabilities, contractual cash flow	20,415,605
1 year - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	12,991
Borrowings, contractual cash flow	9,200,416
Other financial liabilities, contractual cash flow	153,663
Non-derivative financial liabilities, contractual cash flow	9,367,070
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flow	1,634,180
Non-derivative financial liabilities, contractual cash flow	₩ 1,634,180